Commitments And Contingencies (Capital Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
2011	$ 435.6
2012	223.9
Total	$ 659.5